Liberty Young InvestorSM
                                      Fund

                                Semiannual Report
                                 March 31, 2002


[PHOTO OF TWO CHILDREN ON A BEACH]


                       LESS MAIL CAN BE IN YOUR FUTURE...
                               LIBERTY EDELIVERY.



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     call us at 800-345-6611. To sign up for eDelivery, visit us online at
                             www.libertyfunds.com.

                            Liberty Young InvestorSM
                                      Fund

                                Semiannual Report
                                 March 31, 2002


[PHOTO OF TWO CHILDREN ON A BEACH]


                       LESS MAIL CAN BE IN YOUR FUTURE...
                               LIBERTY EDELIVERY.



               To sign up for eDelivery, go to www.icsdelivery.com

                                      LOOK
                                    FOR YOUR
                                  DOLLAR DIGEST
                                 IN THIS REPORT!


                                  DID YOU KNOW?

AS YOU READ YOUR SHAREHOLDER REPORT, KEEP AN EYE OUT FOR THIS QUESTION! IT WILL SHOW YOU WHERE YOU CAN FIND:

O    ADDITIONAL INFORMATION ABOUT YOUR FUND'S INVESTMENTS,

O    DEFINITIONS OF MARKET AND INVESTMENT TERMS, AND

O    FURTHER EXPLANATION OF CONCEPTS THAT ARE DISCUSSED IN YOUR REPORT.



Table of Contents
To Our Shareholders .......................................................    1
Portfolio Managers' Report ................................................    2
Performance ...............................................................    4
Investment Portfolio ......................................................    6
Financial Statements ......................................................    8
Notes to Financial Statements .............................................   12
Financial Highlights ......................................................   15
Activity Pages ............................................................ I-VI

TO OUR SHAREHOLDERS


[PHOTO OF Keith T. Banks]


Dear Shareholder:

The following report brings you important news on the economy and the stock market. Do you want to know how this news affected Liberty Young Investor Fund? Keep reading. You'll also learn about stocks that portfolio managers Dave Brady and Erik Gustafson bought and sold for the fund - and why they made these changes.

Overall, the news for stocks was positive. During the last six months, the US economy picked up steam. This was partly because of lower interest rates - which made it easier for people to borrow money for houses, cars, and other expensive purchases. Lower interest rates also made it easier for companies to get the loans they need to buy materials and expand their businesses. A cut in income taxes, tax rebates, and cheaper costs for gasoline and other forms of energy helped the economy grow, too.

As the economic picture brightened, investors expected companies to earn more money - which helped stock prices rise. Over the six months from October 1, 2001 through March 31, 2002, the Standard & Poor's 500 Index had a total return (price gains plus dividends) of 10.99%. During the same time, the stocks of small and medium-size companies also did well. The Standard & Poor's SmallCap 600 Index, a measure of performance for the stocks of small companies, had a total return of 29.11%, and stocks of medium-sized companies as represented in the Standard & Poor's MidCap 400 Index had a total return of 25.90%.

You may remember that stock prices had been falling before this reporting period began. Investors had been worried about the economy - especially after the terrorist attacks of September 11. By the end of the reporting period, however, the Standard & Poor500 Index had earned a total return of about 6% since September 10. So here's an important investment lesson: When stock prices drop, they may bounce back relatively quickly if the long-term conditions that made them good investments in the first place remain the same. If you stick with your investments, you can be in good shape when the market improves.

As usual, we held onto most of the stocks in Liberty Young Investor Fund during the reporting period. We continued to focus on stocks of high-quality companies that we think can increase their sales and earnings over the long term. Because we expected the economy to recover, we gave extra attention to stocks of companies that tend to do especially well in a recovery.

If you have any questions about this report or need additional information about the fund, please contact a shareholder service representative at 800-345-6611. You can also visit us online at www.libertyfunds.com.


Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President
Liberty Funds

Economic and market conditions frequently change. There can be no assurance that the trends described in this report will continue or commence.

PORTFOLIO MANAGERS' REPORT


[PHOTOS OF Mr. Brady and Mr. Gustufson]

Mr. Brady and Mr. Gustafson, senior vice presidents of Stein Roe and Farnham Incorporated, have been portfolio managers of the fund since 1995.

HOW DID THE FUND DO DURING THE SIX-MONTH REPORTING PERIOD?
For the six months that ended on March 31, 2002, the fund's Class A shares had a positive total return of 13.91%. Over the same time, the S&P 500 Index had a total return of 10.99%.

As the economy became healthier, many investors began to buy stocks of companies whose sales usually improve along with the economy. Like you, other "consumers" tend to spend more on luxuries like toys, vacations, or the movies when they have extra money. Businesses tend to act this way, too. Companies that benefit from this extra spending often do better as the economy recovers than companies that make food or other "necessities." Over the last six months, the fund earned higher returns by investing in companies that we believe can grow the most in a healthy economy.



--------------------------------------------------------------------------------
[text inset]:

                                  DID YOU KNOW?

The Standard & Poor's 500 Index (S&P 500 Index) is one of the most popular measures of how US stocks are doing. The index is made up of 500 stocks of top US companies from a wide range of industries. The total return for the index quoted here includes the price changes for these 500 stocks, plus any dividends the companies have paid. Of course, Liberty Young Investor Fund does not own all of the stocks in the index.
--------------------------------------------------------------------------------



WHICH OF THE FUND'S INVESTMENTS HAD SOME OF THE BEST GAINS?
Some of the best consumer stocks in the fund were Mattel (the toy maker), Hispanic Broadcasting (which owns Spanish-speaking radio stations), and Viacom (an entertainment company that owns networks like Nickelodeon, MTV, and CBS).1

Stocks of financial companies also helped the fund's returns. A good example is Goldman Sachs, a firm that helps other companies sell their stock to the public and had a total return of about 27%. Other top performers included technology stocks like Maxim Integrated Products (with a total return of 59%), a company that makes computer chips that can detect changes in temperature, sounds, and other environmental signals. There were also strong returns from health care stocks like Johnson & Johnson, with a total return of about 18% - a maker of products like Band-Aids, as well as different kinds of drugs.

The good returns from stocks like these helped to reduce the effect of poor returns from other stocks in the portfolio. Most of these were stocks of utility companies. Besides a mild winter, which lowered the demand for energy, utility stocks like Calpine were hurt after Enron Corporation (which the fund held early in the reporting period) got into financial trouble at the end of 2001.

DID YOU MAKE ANY CHANGES TO THE FUND?
Besides selling all our shares of Enron and reducing our shares of Duke Energy, we sold some of the fund's financial stocks. When the economy begins to recover, interest rates may rise. Higher interest rates eat away at what financial companies earn and can send their stock prices down.

With money from the stocks we sold, we bought more shares of companies that we expect to do well as the economy recovers. Many of these were medium-sized companies like USA Education (which makes loans to college students), Tiffany & Co. (the jewelry store chain), Providian Financial (a credit card firm), and Southwest Airlines.

In looking for stocks of companies that we expect to grow strongly, we also changed some of the fund's technology and telecommunications holdings. By selling stocks of companies like Apple Computer, we were able to buy shares of Dell Computer and BellSouth (a telephone company). In addition, we bought shares of Fiserv, which writes computer software that helps banks and other financial firms keep track of information on their customers.



--------------------------------------------------------------------------------
[text inset]:

                                  DID YOU KNOW?

During 2001, as the US economy entered a
recession, the Federal Reserve cut interest rates for short-term loans 11 times. The total cut in interest rates, which was 4.75 percentage points, was the largest in history for a 12-month period. With lower rates on all kinds of loans, consumers and businesses have been spending more money. As the economy recovers, this extra spending may raise prices on the things we buy. If this happens, the Fed may push interest rates higher to keep price "inflation" under control.
--------------------------------------------------------------------------------



WHAT DO YOU THINK WILL HAPPEN NEXT?
Overall, the US economy is in much better shape than it was six months ago. Inflation and interest rates are low. The inventories of products that companies have to sell have fallen, too, and companies are increasing production. In addition, taxes are even lower than they were last year. These conditions should help businesses and consumers spend more money in 2002. Since greater spending helps companies earn more, we believe that stock prices should continue to rise.

In the months ahead, we expect to continue investing in large companies that should do well as the economy recovers. We also plan to hold stocks of certain small and medium-sized firms whose earnings can grow along with the economy.



An investment in the fund offers the potential for long-term growth but also involves certain risks. The fund may be affected by stock market fluctuations that occur in response to economic and business developments. Since the portfolio is actively managed, there can be no guarantee that the portfolio will continue to maintain the holdings described in this report.

1 Holdings named in this report comprise the following percentages of net assets of the SR&F Growth Investor Portfolio as of March 31, 2002: Mattel (3.4%), Hispanic Broadcasting (2.6%), Viacom (1.9%), Goldman Sachs (2.7%), Maxim Integrated Products (2.2%), Johnson & Johnson (5.2%), Calpine (0.8%), Duke Energy (0.9%), USA Education (0.8%), Tiffany & Co. (0.7%), Providian Financial (0.4%), Southwest Airlines (1.1%), Dell Computer (0.8%), BellSouth (0.7%), and Fiserv (0.9%).

PERFORMANCE


Top 10 holdings as of 3/31/02 (%)

  Johnson & Johnson                      5.2
  Citigroup                              4.0
  Walgreen                               3.9
  Microsoft                              3.4
  Mattel                                 3.4
  Wyeth                                  3.3
  Safeway                                3.2
  Kinder Morgan                          3.2
  Wells Fargo                            3.0
  Household International                2.9

Holdings are calculated as a percentage of the net assets in SR&F Growth Investor Portfolio. Because the Portfolio is actively managed, there can be no guarantee the Portfolio will continue to maintain these holdings.



Sector breakdown as of 3/31/02 (%)

  Financials                            21.4
  Consumer discretionary                20.6
  Information technology                15.9
  Health care                           12.5
  Consumer staples                       7.1
  Industrials                            6.4
  Unclassified/Others                    5.0
  Utilities                              4.9
  Materials                              3.9
  Energy                                 1.6
  Telecommunication services             0.7

Sector breakdowns are calculated as a percentage of net assets in SR&F Growth Investor portfolio. Since the portfolio is actively managed, there can be no guarantee that the portfolio will continue to maintain this breakdown of these holdings in the future.



WHAT DO THE NUMBERS MEAN?
The AVERAGE ANNUAL TOTAL RETURN is given for periods greater than a year (for instance, the "five-year" and "since inception" returns in the chart.) This percentage represents the average yearly return for the time period specified.


Average annual total return as of 3/31/02 (%)

                                             Class A                   Class K
                                   WITHOUT             WITH            WITHOUT
                                 SALES CHARGE      SALES CHARGE     SALES CHARGE

6-months (cumulative)               13.91              11.91            13.70
1-year                              -9.90             -11.71           -10.43
5-year                               6.74               6.74             6.68
Since inception (4/29/94)           13.10              13.10            13.08


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR MONTHLY PERFORMANCE UPDATES.

Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate, which may result in a gain or loss when you sell fund shares. All results shown assume reinvestment of distributions. Performance includes the contingent deferred sales charge (CDSC) maximum charge of 2% for three years for class A shares. Liberty Young Investor Fund invests all of its investable assets in SR&F Growth Investor Portfolio, which commenced operations on April 24, 1994 and has the same investment objective and substantially the same investment policies as the fund. The fund commenced operations on February 14, 1997, but until January 26, 1998, only offered the shares that are now designated as class K shares. Performance results reflect any voluntary waivers or reimbursements of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. The historical performance of both share classes, prior to inception of the fund, is based on the performance of the SR&F Growth Investor Portfolio, restated to reflect sales charges, 12b-1 fees and other expenses applicable to that class as set forth in the prospectus "Fee Table," without giving effect to any fee waivers described therein and assuming reinvestment of dividends and capital gains.

PERFORMANCE


--------------------------------------------------------------------------------
[text inset]:

                                  DID YOU KNOW?

Spending by consumers makes up about two-thirds of US economic activity, so it is quite important to our country's economic health. Even though the economy has been weak over the past year, and more people were unemployed, spending by consumers remained pretty healthy. Consumer spending will continue to be important as the economy recovers.
--------------------------------------------------------------------------------



Performance of a $10,000 investment
4/29/94-3/31/02 ($)

                    WITHOUT            WITH
                  SALES CHARGE     SALES CHARGE
Class A              26,511           26,511
Class K              26,482             n/a


[MOUNTAIN CHART DATA]:

            Class A shares               S&P 500

4/1/94           $10,000.0             $10,000.0
                  10,039.0              10,163.0
                   9,691.0               9,914.0
                   9,846.0              10,239.0
                  10,292.0              10,658.0
                  10,234.0              10,398.0
                  10,641.0              10,631.0
                  10,429.0              10,244.0
12/94             10,721.0              10,395.0
                  10,759.0              10,665.0
                  10,994.0              11,080.0
                  11,384.0              11,406.0
                  11,521.0              11,742.0
                  11,697.0              12,210.0
                  12,692.0              12,494.0
                  13,435.0              12,907.0
                  13,611.0              12,939.0
                  14,333.0              13,485.0
                  14,041.0              13,437.0
                  14,841.0              14,025.0
12/95             14,935.0              14,296.0
                  15,523.0              14,782.0
                  15,727.0              14,920.0
                  16,376.0              15,063.0
                  17,472.0              15,284.0
                  18,303.0              15,677.0
                  18,648.0              15,737.0
                  17,409.0              15,041.0
                  18,201.0              15,358.0
                  19,379.0              16,222.0
                  19,643.0              16,669.0
                  20,415.0              17,928.0
12/96             20,151.0              17,573.0
                  21,076.0              18,669.0
                  20,530.0              18,817.0
                  19,143.0              18,045.0
                  20,006.0              19,121.0
                  21,562.0              20,289.0
                  22,571.0              21,192.0
                  24,129.0              22,877.0
                  23,308.0              21,596.0
                  24,444.0              22,777.0
                  23,727.0              22,016.0
                  24,316.0              23,036.0
12/97             25,374.0              23,432.0
                  25,630.0              23,690.0
                  27,316.0              25,398.0
                  28,149.0              26,698.0
                  28,383.0              26,970.0
                  27,424.0              26,506.0
                  28,959.0              27,583.0
                  27,998.0              27,290.0
                  22,897.0              23,347.0
                  24,220.0              24,843.0
                  25,862.0              26,861.0
                  27,378.0              28,488.0
12/98             29,193.0              30,129.0
                  30,539.0              31,389.0
                  29,473.0              30,412.0
                  31,737.0              31,629.0
                  32,527.0              32,853.0
                  31,418.0              32,078.0
                  32,913.0              33,852.0
                  31,162.0              32,799.0
                  30,501.0              32,635.0
                  29,840.0              31,741.0
                  32,251.0              33,750.0
                  34,279.0              34,435.0
12/99             38,208.0              36,460.0
                  37,310.0              34,629.0
                  40,787.0              33,975.0
                  41,811.0              37,298.0
                  38,269.0              36,175.0
                  34,599.0              35,433.0
                  37,824.0              36,305.0
                  37,139.0              35,739.0
                  40,831.0              37,958.0
                  38,932.0              35,954.0
                  37,566.0              35,803.0
                  32,848.0              32,982.0
12/00             33,955.0              33,143.0
                  35,554.0              34,320.0
                  31,924.0              31,193.0
                  29,440.0              29,219.0
                  32,204.0              31,486.0
                  32,011.0              31,697.0
                  30,824.0              30,927.0
                  28,771.0              30,624.0
                  26,806.0              28,710.0
                  23,286.0              26,393.0
                  24,064.0              26,897.0
                  26,225.0              28,960.0
12/01             26,440.0              29,215.0
                  25,705.0              28,788.0
                  25,013.0              28,233.0
3/02              26,511.0              29,294.0


Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell your shares. The above illustration assumes a $10,000 investment made on April 29, 1994, and reinvestment of income and capital gains distributions. The S&P 500 Index is an unmanaged group of stocks that differs from the composition of the fund and is not available for direct investment. Benchmark performance is from April 30, 1994.

SR&F GROWTH INVESTOR PORTFOLIO



INVESTMENT PORTFOLIO
MARCH 31, 2002 (UNAUDITED)


COMMON STOCKS-95.0%                                       SHARES           VALUE
--------------------------------------------------------------------------------


CONSUMER DISCRETIONARY - 20.6%
Automobiles & Components - 1.2%
   Auto Parts & Equipment - 1.2%

Gentex Corp. (a)                                         400,000    $ 11,852,000
                                                                    ------------

Consumer Durables & Apparel - 3.4%
   Leisure Products - 3.4%

Mattel, Inc.                                           1,600,000      33,344,000
                                                                    ------------

Hotels, Restaurants & Leisure - 3.0%
   Leisure Facilities - 0.8%

Cedar Fair, L.P.                                         315,000       7,487,550
                                                                    ------------

   Restaurants - 2.2%

McDonald's Corp.                                         800,000      22,200,000
                                                                    ------------

Media - 10.1%
   Broadcasting & Cable - 5.4%

EchoStar Communications
   Corp., Class A (a)                                    200,000       5,664,000

Hispanic Broadcasting
   Corp. (a)                                             900,000      26,208,000

Liberty Media Corp. -
   Class A (a)                                         1,700,000      21,488,000
                                                                    ------------

                                                                      53,360,000
                                                                    ------------

   Movies & Entertainment - 4.7%

AOL Time Warner, Inc. (a)                                600,000      14,190,000

The Walt Disney Co.                                      600,000      13,848,000

Viacom, Inc., Class B (a)                                400,000      19,348,000
                                                                    ------------

                                                                      47,386,000
                                                                    ------------

Retailing - 2.9%
   Apparel Retail - 1.1%

The Gap, Inc.                                            750,000      11,280,000
                                                                    ------------

   Department Stores - 1.1%

Kohl's Corp. (a)                                         150,000      10,672,500
                                                                    ------------

   Specialty Stores - 0.7%

Tiffany & Co.                                            200,000       7,110,000
                                                                    ------------

--------------------------------------------------------------------------------
CONSUMER STAPLES - 7.1%
Food & Drug Retailing - 7.1%
   Drug Retail - 3.9%

Walgreen Co.                                           1,000,000      39,190,000
                                                                    ------------



                                                          SHARES           VALUE
--------------------------------------------------------------------------------


   Food Retail - 3.2%

Safeway, Inc. (a)                                        700,000    $ 31,514,000
                                                                    ------------

--------------------------------------------------------------------------------
ENERGY - 1.6%
   Oil & Gas Drilling - 1.6%

GlobalSantaFe Corp.                                      500,000      16,350,000
                                                                    ------------

--------------------------------------------------------------------------------
FINANCIALS - 21.4%
Banks - 4.8%

Texas Regional Bancshares,
   Inc., Class A                                         412,500      18,009,750

Wells Fargo & Co.                                        600,000      29,640,000
                                                                    ------------

                                                                      47,649,750
                                                                    ------------

Diversified Financials - 15.0%
   Consumer Finance - 5.2%

Household International,
   Inc.                                                  500,000      28,400,000

MBNA Corp.                                               500,000      19,285,000

Providian Financial Corp.                                500,000       3,775,000
                                                                    ------------

                                                                      51,460,000
                                                                    ------------

   Diversified Financial Services - 7.5%

Citigroup, Inc.                                          800,000      39,616,000

The Goldman Sachs Group, Inc.                            300,000      27,075,000

USA Education, Inc.                                       80,000       7,824,000
                                                                    ------------

                                                                      74,515,000
                                                                    ------------

   Multi-Sector Holdings - 2.3%

S&P 500 Depositary Receipt                               200,000      22,904,000
                                                                    ------------

Insurance - 1.6%
   Life & Health Insurance - 1.6%

AFLAC, Inc.                                              550,000      16,225,000
                                                                    ------------

--------------------------------------------------------------------------------
HEALTH CARE - 12.5%
Health Care Equipment & Services - 2.1%
   Health Care Equipment - 2.1%

Baxter International, Inc.                               350,000      20,832,000
                                                                    ------------

Pharmaceuticals & Biotechnology - 10.4%
   Biotechnology - 1.9%

Genentech, Inc. (a)                                      375,000      18,918,750
                                                                    ------------

   Pharmaceuticals - 8.5%

Johnson & Johnson                                        800,000      51,960,000

Wyeth                                                    500,000      32,825,000
                                                                    ------------

                                                                      84,785,000
                                                                    ------------




See notes to Investment Portfolio.

COMMON STOCKS(Continued)                                  SHARES           VALUE
--------------------------------------------------------------------------------

INDUSTRIALS - 6.4%
Capital Goods - 2.6%
   Industrial Conglomerates - 2.6%

General Electric Co.                                     700,000    $ 26,215,000
                                                                    ------------

Commercial Services & Supplies  - 2.7%
   Data Processing Services - 2.4%

Fiserv, Inc. (a)                                         200,000       9,198,000

Paychex, Inc.                                            375,000      14,887,500
                                                                    ------------

                                                                      24,085,500
                                                                    ------------

   Diversified Commercial Services - 0.3%

Exult, Inc. (a)                                          292,500       3,191,175
                                                                    ------------

Transportation - 1.1%
   Airline - 1.1%

Southwest Airlines Co.                                   550,000      10,642,500
                                                                    ------------

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 15.9%
Software & Services - 8.4%
   Application Software - 4.0%

BEA Systems, Inc. (a)                                    500,000       6,855,000

Intuit, Inc. (a)                                         550,000      21,098,000

Rational Software Corp. (a)                              750,000      11,872,500
                                                                    ------------

                                                                      39,825,500
                                                                    ------------

   Systems Software - 4.4%

Microsoft Corp. (a)                                      560,000      33,773,600

VERITAS Software Corp. (a)                               225,000       9,861,750
                                                                    ------------

                                                                      43,635,350
                                                                    ------------

Technology Hardware & Equipment - 7.5%
   Computer Hardware - 0.8%

Dell Computer Corp. (a)                                  300,000       7,833,000
                                                                    ------------

   Computer Storage & Peripherals - 1.4%

EMC Corp.                                                350,000       4,172,000

Network Appliance, Inc. (a)                              500,000      10,190,000
                                                                    ------------

                                                                      14,362,000
                                                                    ------------

   Networking Equipment - 1.3%

Cisco Systems, Inc. (a)                                  750,000      12,697,500
                                                                    ------------

   Semiconductors - 2.2%

Maxim Integrated Products,
   Inc. (a)                                              385,000      21,448,350
                                                                    ------------



                                                          SHARES           VALUE
--------------------------------------------------------------------------------


   Telecommunications Equipment - 1.8%

Corning, Inc.                                            400,000     $ 3,048,000

Nokia Oyj, ADR                                           500,000      10,370,000

Scientific-Atlanta, Inc.                                 200,000       4,620,000
                                                                    ------------

                                                                      18,038,000
                                                                    ------------

--------------------------------------------------------------------------------
MATERIALS - 3.9%
Chemicals - 1.6%
   Specialty Chemicals - 1.6%

Minerals Technologies, Inc.                              300,000      15,741,000
                                                                    ------------

Metals & Mining - 2.3%
   Aluminum - 2.3%

Alcoa, Inc.                                              600,000      22,644,000
                                                                    ------------

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
   Integrated Telecommunication Services - 0.7%

BellSouth Corp.                                          200,000       7,372,000
                                                                    ------------

--------------------------------------------------------------------------------
UTILITIES - 4.9%
   Electric Utilities - 1.7%

Calpine Corp. (a)                                        620,000       7,874,000

Duke Energy Corp.                                        250,000       9,450,000
                                                                    ------------

                                                                      17,324,000
                                                                    ------------
   Gas Utilities - 3.2%

Kinder Morgan, Inc.                                      650,000      31,479,500
                                                                    ------------

TOTAL COMMON STOCKS
   (cost of $822,900,971)                                            945,569,925
                                                                    ------------

Short-Term Obligations - 5.2%                                PAR
--------------------------------------------------------------------------------
Commercial Paper - 5.2%

Amsteel Funding, 1.880% (b)
   04/01/02                                           $9,000,000       9,000,000

UBS Financial, 1.850% (b)
   04/01/02                                           42,375,000      42,375,000
                                                                    ------------

TOTAL SHORT-TERM OBLIGATIONS
   (cost of $51,375,000)                                              51,375,000
                                                                    ------------

TOTAL INVESTMENTS - 100.2%
   (cost of $874,275,971)(c)                                         996,944,925
                                                                    ------------

OTHER ASSETS & LIABILITIES, NET - (0.2)%                             (1,967,084)
--------------------------------------------------------------------------------

Net Assets - 100.0%                                                 $994,977,841
                                                                    ============


NOTES TO INVESTMENT PORTFOLIO:

(a)  Non-income producing.

(b)  Rate represents yield at time of purchase.

(c) Cost for both financial statement and federal income tax purposes is the same.

      Acronym                        Name
      -------                        ----
        ADR               American Depositary Receipt



See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES


SR&F GROWTH INVESTOR PORTFOLIO
MARCH 31, 2002 (UNAUDITED)



ASSETS:
Investments, at cost                                                $874,275,971
                                                                    ------------
Investments, at value                                               $996,944,925
Cash                                                                       3,254
Receivable for:
   Investments sold                                                    1,705,575
   Dividends                                                             549,779
Deferred Trustees' compensation plan                                         324
Other assets                                                                 697
                                                                    ------------
      Total Assets                                                   999,204,554
                                                                    ------------
LIABILITIES:
Payable for:
   Investments purchased                                               3,731,460
   Management fee                                                        492,221
   Transfer agent fee                                                        496
   Bookkeeping fee                                                           911
   Trustees' fee                                                           1,011
Deferred Trustees' fee                                                       324
Other liabilities                                                            290
                                                                    ------------
      Total Liabilities                                                4,226,713
                                                                    ------------

NET ASSETS APPLICABLE TO INVESTORS'
   BENEFICIAL INTEREST                                              $994,977,841
                                                                    ============


STATEMENT OF OPERATIONS


SR&F GROWTH INVESTOR PORTFOLIO
FOR THE SIX MONTHS ENDED
MARCH 31, 2002 (UNAUDITED)

INVESTMENT INCOME:
Dividends                                                         $   3,875,684
Interest                                                                402,589
                                                                  -------------
   Total Investment Income                                            4,278,273
                                                                  -------------

EXPENSES:
Management fee                                                        2,789,295
Bookkeeping fee                                                           5,060
Transfer agent fee                                                        2,988
Trustees' fee                                                             3,280
Other expenses                                                           46,820
                                                                  -------------
   Total Expenses                                                     2,847,443
                                                                  -------------
Custody earnings credits                                                   (623)
                                                                  -------------
   Net Expenses                                                       2,846,820
                                                                  -------------
Net Investment Income                                                 1,431,453
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized loss on investments                                    (96,834,415)
Net change in unrealized appreciation/
   depreciation on investments                                      222,751,890
                                                                  -------------
Net Gain                                                            125,917,475
                                                                  -------------
Net Increase in Net Assets
   from Operations                                                $ 127,348,928
                                                                  -------------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS


SR&F GROWTH INVESTOR PORTFOLIO

                                               (UNAUDITED)
                                               SIX MONTHS
                                                    ENDED            YEAR ENDED
                                                MARCH 31,         SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:                   2002                  2001
--------------------------------------------------------------------------------
OPERATIONS:
Net investment income                     $     1,431,453       $     3,314,702
Net realized loss on
   investments                                (96,834,415)          (48,061,846)
Net change in unrealized
   appreciation/
   depreciation on
   investments                                222,751,890          (530,065,309)
                                          ---------------       ---------------
Net Increase
   (Decrease)
   from Operations                            127,348,928          (574,812,453)
                                          ---------------       ---------------

TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTEREST:
   Contributions                               25,946,662           333,075,715
   Withdrawals                                (39,134,898)         (322,689,672)
                                          ---------------       ---------------
Net Increase (Decrease)
   from Transactions
   in Investors'
   Beneficial Interest                        (13,188,236)           10,386,043
                                          ---------------       ---------------
Total Increase
   (Decrease) in
   Net Assets                                 114,160,692          (564,426,410)

NET ASSETS:
Beginning of period                           880,817,149         1,445,243,559
                                          ---------------       ---------------
End of period                             $   994,977,841       $   880,817,149
                                          ===============       ===============




See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES


LIBERTY YOUNG INVESTOR FUND
MARCH 31, 2002 (UNAUDITED)

ASSETS:
Investments in Portfolio, at value                             $ 122,470,314
Receivable for:
   Fund shares sold                                                   91,864
   Expense reimbursement due from
      Advisor                                                         72,224
Deferred Trustees' compensation plan                                     714
Other assets                                                          46,969
                                                               -------------
      Total Assets                                               122,682,085
                                                               -------------
LIABILITIES:
Payable for:
   Fund shares repurchased                                           163,095
   Administration fee                                                 20,517
   Transfer agent fee                                                 58,764
   Bookkeeping fee                                                     2,978
   Trustees' fee                                                         299
Deferred Trustees' fee                                                   714
Other liabilities                                                        102
                                                               -------------
      Total Liabilities                                              246,469
                                                               -------------

Net Assets                                                     $ 122,435,616
                                                               =============

COMPOSITION OF NET ASSETS:
Paid-in capital                                                $ 144,380,240
Accumulated net investment loss
   allocated from Portfolio                                         (398,074)
Accumulated net realized loss
   allocated from Portfolio                                      (35,643,585)
Net unrealized appreciation
   allocated from Portfolio                                       14,097,035
                                                               -------------

NET ASSETS                                                     $ 122,435,616
                                                               =============

CLASS A:
Net assets                                                     $ 122,205,780
Shares outstanding                                                 9,955,438
                                                               -------------
Net asset value and redemption
   price per share                                             $       12.28(a)
                                                               =============

CLASS K:
Net assets                                                     $     229,836
Shares outstanding                                                    18,718
                                                               -------------
Net asset value, offering and redemption
   price per share                                             $       12.28
                                                               =============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.



STATEMENT OF OPERATIONS


LIBERTY YOUNG INVESTOR FUND
FOR THE SIX MONTHS ENDED
MARCH 31, 2002 (UNAUDITED)

INVESTMENT INCOME:
Dividends allocated from Portfolio                                 $    475,343
Interest allocated from Portfolio                                        49,416
                                                                   ------------
   Total Investment Income                                              524,759
                                                                   ------------

EXPENSES:
Expenses allocated from Portfolio                                       349,327
Administration fee                                                      118,995
Distribution fee:
   Class A                                                               59,456
   Class K                                                                  372
Service fee- Class A                                                    148,370
Bookkeeping fee                                                          23,000
Transfer agent fee                                                      706,073
Trustees' fee                                                             3,994
Other expenses                                                           62,624
                                                                   ------------
   Total Expenses                                                     1,472,211
Fees and expenses waived or
   reimbursed by Advisor                                               (519,596)
Fees waived by Distributor - Class A                                    (29,782)
                                                                   ------------
   Net Expenses                                                         922,833
                                                                   ------------
Net Investment Loss                                                    (398,074)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ALLOCATED FROM PORTFOLIO:
Net realized loss on investments allocated
   from Portfolio                                                   (16,031,135)
Net change in unrealized appreciation/
   depreciation on investments allocated
   from Portfolio                                                    31,443,781
                                                                   ------------
Net Gain                                                             15,412,646
                                                                   ------------
Net Increase in Net Assets
   from Operations                                                 $ 15,014,572
                                                                   ============




See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS


LIBERTY YOUNG INVESTOR FUND

                                                   (UNAUDITED)
                                                   SIX MONTHS
                                                        ENDED       YEAR ENDED
                                                    MARCH 31,    SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:                       2002             2001
--------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                             $    (398,074)    $    (932,469)
Net realized loss on
   investments
   allocated from
   Portfolio                                      (16,031,135)      (17,091,589)
Net change in unrealized
   appreciation/depreciation
   on investments allocated
   from Portfolio                                  31,443,781       (54,003,465)
                                                -------------     -------------
Net Increase
   (Decrease) from
   Operations                                      15,014,572       (72,027,523)
                                                -------------     -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
In excess of net realized
   capital gains:
      Class A                                            --          (1,733,721)
      Class K                                            --              (5,802)
                                                -------------     -------------
Total Distributions
   Declared to
   Shareholders                                          --          (1,739,523)
                                                -------------     -------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions                                    7,079,400       185,554,422
   Distributions reinvested                              --           1,686,080
   Redemptions                                     (7,418,360)     (174,283,265)
                                                -------------     -------------
      Net Increase
         (Decrease)                                  (338,960)       12,957,237
                                                -------------     -------------

Class K:
   Subscriptions                                        4,946           170,652
   Distributions reinvested                              --               5,561
   Redemptions                                       (256,252)          (36,888)
                                                -------------     -------------
      Net Increase
         (Decrease)                                  (251,306)          139,325
                                                -------------     -------------
Net Increase (Decrease)
   from Share
   Transactions                                      (590,266)       13,096,562
                                                -------------     -------------
Total Increase (Decrease)
   in Net Assets                                   14,424,306       (60,670,484)





                                                (UNAUDITED)
                                                SIX MONTHS
                                                     ENDED           YEAR ENDED
                                                 MARCH 31,        SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:                    2002                 2001
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                          $ 108,011,310        $ 168,681,794
                                             -------------        -------------
End of period (including
   accumulated net
   investment loss
   of ($398,074) and
   $0, respectively)                         $ 122,435,616        $ 108,011,310
                                             =============        =============

Changes in Shares:
Class A:
   Subscriptions                                   594,109           11,538,787
   Issued for distributions
      reinvested                                      --                108,038
   Redemptions                                    (622,144)         (10,879,648)
                                             -------------        -------------
      Net Increase
         (Decrease)                                (28,035)             767,177
                                             -------------        -------------

Class K:
   Subscriptions                                       413               11,568
   Issued for distributions
      reinvested                                      --                    354
   Redemptions                                     (22,169)              (2,546)
                                             -------------        -------------
      Net Increase
         (Decrease)                                (21,756)               9,376
                                             -------------        -------------





See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS



MARCH 31, 2002

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Liberty Young Investor Fund (the "Fund"), is a multi-class series of Liberty Stein Roe Advisor Trust (the "Trust"), an open-end management investment company, which is registered under the Investment Company Act of 1940, and is organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F Growth Investor Portfolio (the "Portfolio"), which seeks to achieve long-term growth by investing primarily in common stocks that are believed to have long-term growth potential. The Fund also has an educational objective to teach investors, especially young people, about basic economic principles and personal finance through a variety of educational materials prepared and paid for by the Fund. The Fund currently offers two classes of shares at net asset value: Class A and Class K. Class A shares are subject to a maximum contingent deferred sales charge of 2.00% on redemptions made within three years of purchase. A 1.00% contingent deferred sales charge is assessed to Class A shares redeemed within eighteen months on an original purchase of $1 million to $25 million.

The Portfolio is a series of SR&F Base Trust, which is registered under the Investment Company Act of 1940 and is a Massachusetts common law trust under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations February 3, 1997. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At March 31, 2002, Liberty Young Investor Fund owned 12.3% of the Portfolio.

The financial statements for the Portfolio are included elsewhere in this report. The Fund records daily its proportionate share of the Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund and Portfolio in the preparation of the financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class A service fees, Class A and Class K distribution fees and Class K transfer agent fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A and Class K per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service, distribution and transfer agent fees per share applicable to Class A and Class K.

FEDERAL INCOME TAXES:

No provision is made for federal income taxes since (a) the Fund intends to continue to qualify as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

The Fund intends to utilize provisions of the federal income tax law, which allow the Fund to carry a realized capital loss forward up to eight years following the year of the loss, and offset such losses against any future realized gains. At September 30, 2001, the Fund had no capital loss carryforwards.

Net capital losses of $19,610,615, attributable to security transactions occurring after October 31, 2000, are treated as arising on October 1, 2001, the first day of the Fund's current taxable year.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER:
Interest income is recorded on the accrual basis. Corporate actions and dividends are recorded on the ex-date.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Stein Roe & Farnham Incorporated (the "Advisor") is the investment Advisor of the Portfolio and receives a monthly fee as follows:

   Average Daily Net Assets               Annual Fee Rate
   ------------------------              ----------------
   First $500 million                         0.60%
   Next $500 million                          0.55%
   Over $1 billion                            0.50%

On November 1, 2001, Liberty Financial Companies, Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor to a subsidiary of FleetBoston Financial Corporation. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Portfolio. The Portfolio had obtained approval of a new investment advisory contract by the Portfolio's Board of Trustees and fund shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

ADMINISTRATION FEE:

The Advisor also provides accounting and other services to the Fund for a monthly fee paid by the Fund as follows:

   Average Daily Net Assets               Annual Fee Rate
   ------------------------               ---------------
   First $500 million                         0.200%
   Next $500 million                          0.150%
   Over $1 billion                            0.125%

BOOKKEEPING FEE:

The Advisor is responsible for providing pricing and bookkeeping services to the Portfolio and the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). Effective February 1, 2001, the Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Portfolio and the Fund, the Advisor receives from the Portfolio and the Fund an annual flat fee of $10,000 and $5,000 respectively, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursements for certain out-of-pocket expenses.

The Transfer Agent fees for Class K shares were computed at an annual rate of 0.30% of Class K's average daily net assets plus charges based on the number of shareholder accounts and transactions and reimbursement for certain out-of-pocket expenses.

The Portfolio pays the Transfer Agent a monthly fee equal to $6,000 annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor") an affiliate of the Advisor, is the Fund's principal underwriter. For the six months ended March 31, 2002, the Fund has been advised that the Distributor retained net under writing discounts of $5 on sales of the Fund's Class A shares and received contingent deferred sales charges of $57,424 on Class A share redemptions.

The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee equal to 0.25% annually of Class A net assets as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee equal to 0.10% and 0.25% annually of the average daily net assets attributable to Class A and Class K shares, respectively. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class A distribution fee so that it will not exceed 0.05% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.25% annually of the Fund's average daily net assets.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Portfolio has an agreement with its custodian bank under which $623 of custody fees were reduced by balance credits for the six months ended March 31, 2002. The Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such an agreement.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the six months ended March 31, 2002, the Portfolio's purchases and sales of investments, other than short-term obligations, were $118,016,495 and $161,334,355, respectively. Unrealized appreciation (depreciation) at March 31, 2002 based on cost of investments for both financial statement and federal income tax purposes was:

   Gross unrealized appreciation             $ 227,182,384
   Gross unrealized depreciation              (104,513,430)
                                             -------------
      Net unrealized appreciation            $ 122,668,954
                                             -------------

OTHER:

The Portfolio may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LINE OF CREDIT

The Trust and SR&F Base Trust (collectively, the "Trusts") participate in an unsecured line of credit agreement provided by the custodian bank. The line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trusts. The borrowings available to the Trusts for the line of credit are $200 million. Borrowings may be made to temporarily finance repurchase of Fund shares. Interest is charged to each Trust and, ultimately, the Fund based on its borrowings. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by the Fund based on the relative asset size of the Fund to the Trust as a whole. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual Fund will have access to the entire line of credit at any particular time. During the six months ended March 31, 2002, the Trust and Fund had no borrowings under the agreement.

NOTE 5. OTHER RELATED PARTY TRANSACTIONS

For the six months ended March 31, 2002, the Portfolio used AlphaTrade, a wholly-owned subsidiary of Colonial Management Associates, Inc., an affiliate of the Advisor, as a broker. Total commissions paid to AlphaTrade during the six months were $4,280.



FINANCIAL HIGHLIGHTS



SR&F GROWTH INVESTOR PORTFOLIO
                                (UNAUDITED)
                                 SIX MONTHS
                                      ENDED                      YEAR ENDED SEPTEMBER 30,                      PERIOD ENDED
                                  MARCH 31,      ----------------------------------------------------------   SEPTEMBER 30,
RATIOS TO AVERAGE NET ASSETS:          2002            2001            2000            1999            1998        1997 (a)
                                 ----------      ----------       ---------       ---------       ---------       ---------
Expenses (b)                          0.59%(c)        0.58%           0.57%           0.59%           0.62%           0.63%(c)
Net investment income (b)             0.30%(c)        0.28%           0.06%           0.25%           0.42%           0.54%(c)
Portfolio turnover rate                 13%(d)          23%             72%             45%             45%             38%

(a)  From commencement of operations on February 3, 1997.

(b)  The benefits derived from custody credits, if applicable, had no impact.

(c)  Annualized.

(d)  Not annualized.


FINANCIAL HIGHLIGHTS



LIBERTY YOUNG INVESTOR FUND

Selected data for a share outstanding throughout each period, ratios and supplemental data:
                                                 (UNAUDITED)
                                                 SIX MONTHS                                                          PERIOD
                                                      ENDED                YEAR ENDED SEPTEMBER 30,                   ENDED
                                                  MARCH 31,      ------------------------------------------   SEPTEMBER 30,
CLASS A SHARES:                                        2002            2001            2000            1999        1998 (a)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                            $   10.78       $   18.24       $   13.98       $   11.35       $   11.67
                                                  ---------       ---------       ---------       ---------       ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                               (0.04)          (0.09)          (0.15)          (0.10)          (0.02)
Net realized and unrealized gain (loss)
   on investments                                      1.54           (7.18)           4.41            2.73           (0.30)
                                                  ---------       ---------       ---------       ---------       ---------
Total from Investment Operations                       1.50           (7.27)           4.26            2.63           (0.32)
                                                  ---------       ---------       ---------       ---------       ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
In excess of net realized gains                          --           (0.19)             --              --              --
                                                  ---------       ---------       ---------       ---------       ---------
NET ASSET VALUE,
   END OF PERIOD                                    $ 12.28       $   10.78       $   18.24       $   13.98       $   11.35
                                                  =========       =========       =========       =========       =========
Total return (c)(d)                                  13.91%(e)     (40.19)%          30.47%          23.17%          (2.74)%(e)
                                                  =========       =========       =========       =========       =========
RATIOS TO AVERAGE NET ASSETS:
Expenses                                              1.55%(f)        1.50%           1.49%           1.65%            1.65%(f)
Net investment loss                                 (0.67)%(f)      (0.64)%         (0.86)%         (0.69)%          (0.52)%(f)
Waiver/reimbursement                                  0.92%(f)        0.46%           0.17%           0.09%            0.37%(f)
Net assets, end of period (000's)                  $122,206       $ 107,574        $168,110         $97,233       $   36,843

(a)  From commencement of multi-class offering on January 26, 1998.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d) Had the Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Annualized.


FINANCIAL HIGHLIGHTS



LIBERTY YOUNG INVESTOR FUND

Selected data for a share outstanding throughout each period, ratios and supplemental data:
                                (UNAUDITED)
                                 SIX MONTHS
                                      ENDED                      YEAR ENDED SEPTEMBER 30,                      PERIOD ENDED
                                  MARCH 31,      ----------------------------------------------------------   SEPTEMBER 30,
CLASS K SHARES:                        2002            2001            2000            1999            1998        1997 (a)
                                  ---------       ---------       ---------       ---------       ---------       ---------
NET ASSET VALUE,
   BEGINNING OF PERIOD            $   10.80       $   18.40       $   14.08       $   11.41       $   11.49       $   10.00
                                  ---------       ---------       ---------       ---------       ---------       ---------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment loss (b)              (0.04)          (0.09)          (0.15)          (0.09)          (0.03)          (0.02)
Net realized and unrealized
   gain (loss) on investments          1.52          (7.32)            4.47            2.76          (0.04)            1.51
                                  ---------       ---------       ---------       ---------       ---------       ---------
   Total from Investment
      Operations                       1.48          (7.41)            4.32            2.67          (0.07)            1.49
                                  ---------       ---------       ---------       ---------       ---------       ---------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income               --              --              --              --          (0.01)              --
In excess of net realized gains          --          (0.19)              --              --              --              --
                                  ---------       ---------       ---------       ---------       ---------       ---------
   Total Distributions Declared
      to Shareholders                    --          (0.19)              --              --          (0.01)              --
                                  ---------       ---------       ---------       ---------       ---------       ---------
NET ASSET VALUE,
   END OF PERIOD                    $ 12.28         $ 10.80       $   18.40       $   14.08       $   11.41       $   11.49
                                  =========       =========       =========       =========       =========       =========
Total return (c)(d)                  13.70%(e)     (40.61)%          30.68%          23.40%         (0.62)%           14.90%(e)
                                  =========       =========       =========       =========       =========       =========
RATIOS TO AVERAGE NET ASSETS:
Expenses                              1.50%(f)        1.50%           1.50%           1.50%           1.50%            1.50%(f)
Net investment loss                 (0.62)%(f)      (0.64)%         (0.87)%         (0.64)%         (0.48)%          (0.24)%(f)
Waiver/reimbursement                  0.87%(f)        0.41%           0.12%           0.20%          18.92%           87.95%(f)
Net assets, end of
   period (000's)                 $     230       $     437       $     572       $     410       $     331       $     116

(a)  From commencement of operations on February 14, 1997.

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Annualized.

                       [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 Activity Pages


                                   Match This!


To see how well you can add up coins of different amounts, draw a line from the coin group on the left side of this page to the group with the same amount of money on the right side of the page.



[Graphic of: 8 different coin amounts]



I

Toy Story

Peter Penny went into a toy store with his weekly allowance of $3. Because his family was on vacation, his parents said that they would give him an extra $10 to spend on any toy he wanted. Connect the dots below and then answer the question at the bottom of the page.


[Graphic of: 3 connect the dots]


Which toy could Peter buy with his money?


________________________________________________________________________________

Answer: kite


II

You Do the Math
Donna Dollar wants to buy a new bike that costs $150, but has only saved $60 so far. To buy the bike 10 weeks from now, which is her goal, she'll have to do some serious saving--and maybe some extra chores. See if you can help her work out a savings plan by answering the math problems below.

1) If Donna gets $5 each week for an allowance and saves it all, will she have enough money in 10 weeks to buy her bike? _________________________________

2) Saving $5 per week, how many weeks would it take Donna to get the money she needs? ____________________________________________________________________

3) If Donna were to ask for an increase in her allowance, how much would her new allowance have to be each week to reach her goal? _____________________

4) Suppose Donna's parents agreed to raise her allowance to $7 per week and help her make up the difference by paying her to take care of the dog. How much would Donna need to have each week for this extra chore to buy her bike 10 weeks from now? ___________________________________________________

5) Donna has a birthday in three weeks. Her grandmother usually gives her $25 as a birthday present. If she saved this money and her allowance remained $5 per week, how much more would Donna need to buy her bike in 10 weeks?
     ___________________________________________________________________________

6) What if Donna's parents agreed to match every dollar she saved of her allowance for the next 10 weeks and her allowance remained $5 per week. Would she have enough money to buy her bike if she saved all of her allowance? ________________________________________________________________

7) Suppose Donna's parents agreed to raise her allowance to $7 per week and to match what she saved. How much of her allowance could she spend each week and still reach her goal in 10 weeks? _____________________________________

Answers: 1) no; 2) 18; 3) $9; 4) $2; 5) $15; 6) yes; 7) $2.50


III

Show What You Know

How good is your financial vocabulary? See if you can place the letters of the definitions below in the correct space next to the financial terms they describe.

1.      mutual fund            ______________
2.      stock                  ______________
3.      dividend               ______________
4.      bond                   ______________
5.      interest               ______________
6.      inflation              ______________
7.      shareholder            ______________
8.      annual report          ______________
9.      risk                   ______________
10.     redeem                 ______________

a.   an increase in what something costs

b.   an investment that represents ownership in a company

c.   a pool of investments bought by a group of people

d.   exchange for cash (as with a bond or shares of a mutual fund)

e.   money that a company pays to people who own its stock

f.   a loan to a company or government that pays interest for a set time

g.   someone who owns part of a mutual fund

h.   the chance that an investment will lose money

i.   a yearly financial statement from a mutual fund or corporation

j.   periodic payments from a savings account or bond


Answers: 1) c; 2) b; 3) e; 4) f; 5) j; 6) a; 7) g; 8) i; 9) h; 10) d

IV

Let's Make a Deal!

When you work hard to save your money, you want to make sure you spend it on the right item at the right price. The best way to do this is to check the prices and features of items in several stores. You can then pick the one that offers the best deal. Here's how it works.

Think of something you'd like to buy and write it here: ________________________

Now, in the chart below, write the names of some of the stores in your town that sell this item. Be sure to include any second-hand stores where you might find the item at a significantly lower cost. You might also include Internet sites that sell this item.

After you visit the stores or check the sites online, write down the prices they charge for the item and special features that price includes. Examples of special features are warranties, rebates or particular colors. Once you've filled in the chart and found the best value for your money, write the name of the store with the best deal on the line at the bottom of the page.


               Store                                                 Special
                Name                      Price                     Features

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Best Deal: _____________________________________________________________________



V

Say That Again!

CAN YOU UNSCRAMBLE THE WORDS IN THE SENTENCE BELOW TO REVEAL A FAMOUS QUOTE?

fi amsll yenmo esod otn og tou, igb noeym ilwl nto emco ni.
   -           -     -     - -      -      -    -     -
        -- nieshce prrboev
                    --

________________________________________________________________________________



Now, unscramble the underlined letters above to find a well-known financial term. ______________________________



Answer: If small money does not go out, big money will not come in.--Chinese proverb; total return


VI

TRANSFER AGENT


IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Young Investor Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081


PLEASE MAKE A NOTE OF OUR NEW MAILING ADDRESS, EFFECTIVE IMMEDIATELY.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Young Investor Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus, which provides details of sales charges, investment objectives and operating policies of the fund, and with the most recent copy of the Liberty Funds Performance Update.



Semiannual Report:
Liberty Young Investor Fund

LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.



LIBERTY BELIEVES IN PROFESSIONAL ADVICE

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.



Liberty Young Investor Fund  Semiannual Report, March 31, 2002


[LOGO]:

LIBERTY FUNDS

A MEMBER OF COLUMBIA MANAGEMENT GROUP

COPYRIGHT 2002 LIBERTY FUNDS DISTRIBUTOR, INC.
A MEMBER OF COLUMBIA MANAGEMENT GROUP
ONE FINANCIAL CENTER, BOSTON, MA  02111-2621




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